INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2020	2019
Deferred income tax assets
Tax losses carried forward	$1,002	$397
Financial instruments and other	408	364
	$1,410	$761
Deferred income tax liabilities
Property, plant and equipment	$(3,367)	$(2,541)
Intangible assets	(2,458)	(2,714)
Investment in associates and investment properties	(73)	(14)
	$(5,898)	$(5,269)
Net deferred income tax liabilities	$(4,488)	$(4,508)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred income tax assets	$124	$112
Deferred income tax liabilities	(4,612)	(4,620)
Net deferred income tax liabilities	$(4,488)	$(4,508)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2020	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2020
Deferred income tax assets related to non-capital losses and capital losses	$397	$506	$—	$146	$(50)	$999
Deferred income tax liabilities related to differences in tax and book basis, net	(4,905)	(560)	(125)	(126)	229	(5,487)
Net deferred income tax liabilities	$(4,508)	$(54)	$(125)	$20	$179	$(4,488)

		Recognized in
US$ MILLIONS	Jan. 1, 2019	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2019
Deferred income tax assets related to non-capital losses and capital losses	$394	$40	$—	$(22)	$(15)	$397
Deferred income tax liabilities related to differences in tax and book basis, net	(3,740)	(68)	(142)	54	(1,009)	(4,905)
Net deferred income tax liabilities	$(3,346)	$(28)	$(142)	$32	$(1,024)	$(4,508)

(1)Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The following table details the expiry date, if applicable, of the non-capital losses:

	Year of Expiration
US$ MILLIONS	2021	2022	2023	2024	2025	Beyond	Do not expire	Total
As of December 31, 2020	$36	$37	$18	$7	$5	$287	$573	$963
As of December 31, 2019	5	36	38	29	4	223	323	658

US$ MILLIONS	2020	2019	2018
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(219)	$(148)	$(95)
Cash flow hedges	63	3	3
Pension plan actuarial changes	31	3	(5)
Total income tax expense recognized directly in other comprehensive income	$(125)	$(142)	$(97)

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Tax expense comprises:
Current income tax expense	$237	$250	$318
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(37)	29	53
Changes in tax rates or the imposition of new taxes	41	(20)	(11)
Previously unrecognized deferred taxes	50	19	4
Total income tax expense	$291	$278	$364
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$1,195	$928	$1,170
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	431	304	275
Change in substantively enacted tax rates	41	(20)	(11)
International operations subject to different tax rates	(21)	(6)	(17)
Taxable income attributable to non-controlling interests	(91)	(62)	(35)
Portion of gains subject to different tax rates	(117)	34	141
Deferred tax assets not recognized	50	19	4
Permanent differences and other	(2)	9	7
Income tax expense recognized in profit or loss	$291	$278	$364